Summary of significant accounting policies (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 Y	Dec. 31, 2010	Dec. 31, 2009
Deferred financing costs
Net carrying amount of deferred financing cost	$ 40.7	$ 16.7
Amortization expenses	$ 1.3	$ 1.2	$ 14.6
Property, plant and equipment
Estimated useful lives, minimum (in years)	1
Estimated useful lives, maximum (in years)	45
Transmission system rights
Transmission system rights
Right to use percentage of Path 15 transmission line in California	72.00%
Regulatory life (in years)	30
Capitalized maintenance costs
Property, plant and equipment
Estimated useful lives, minimum (in years)	3
Estimated useful lives, maximum (in years)	6
Maximum
Cash and cash equivalents
Original maturity period at the time of purchase by the entity for liquid investments to be classified as cash and cash equivalents (in days)	90
Deferred financing costs
Amortization period (in years)	28
Impairment of long-lived assets, non-amortizing intangible assets and equity method investments
Maximum percentage of ownership in entities in which consolidation is not required	50.00%
Minimum
Deferred financing costs
Amortization period (in years)	5